Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Malaysia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 42.9%
AMMB Holdings Bhd	6,853,937	$8,311,895
CIMB Group Holdings Bhd	20,688,812	38,395,926
Hong Leong Bank Bhd	1,793,140	8,347,193
Malayan Banking Bhd(a)	14,973,081	34,358,512
Public Bank Bhd	40,142,500	40,387,283
RHB Bank Bhd	4,207,302	6,399,402
		136,200,211
Chemicals — 2.5%
Petronas Chemicals Group Bhd	7,720,800	8,094,384
Construction & Engineering — 3.4%
Gamuda Bhd	5,444,009	10,924,289
Diversified Telecommunication Services — 1.4%
Telekom Malaysia Bhd	3,174,600	4,543,650
Electric Utilities — 7.8%
Tenaga Nasional Bhd	8,014,312	24,632,849
Food Products — 10.4%
IOI Corp. Bhd	6,932,330	5,931,379
Kuala Lumpur Kepong Bhd	1,363,689	6,409,018
Nestle Malaysia Bhd	194,000	4,220,427
PPB Group Bhd	1,765,219	5,214,053
QL Resources Bhd(a)	4,529,675	4,968,597
SD Guthrie Bhd	5,720,855	6,203,918
		32,947,392
Gas Utilities — 2.8%
Petronas Gas Bhd	2,182,500	8,759,460
Health Care Providers & Services — 3.1%
IHH Healthcare Bhd	6,072,800	9,918,679
Hotels, Restaurants & Leisure — 2.8%
Genting Bhd	5,879,600	4,951,245
Genting Malaysia Bhd	8,186,800	3,981,139
		8,932,384
Industrial Conglomerates — 3.4%
Sime Darby Bhd	7,517,355	3,859,633
Sunway Bhd(a)	6,324,500	6,912,824
		10,772,457
Marine Transportation — 1.9%
MISC Bhd	3,692,520	6,022,670
Metals & Mining — 3.4%
Press Metal Aluminium Holdings Bhd(a)	10,224,000	10,679,852
Security	Shares	Value
Multi-Utilities — 3.0%
YTL Corp. Bhd	9,161,600	$4,297,796
YTL Power International Bhd	6,836,900	5,242,900
		9,540,696
Oil, Gas & Consumable Fuels — 1.1%
Petronas Dagangan Bhd	821,800	3,623,685
Semiconductors & Semiconductor Equipment — 1.5%
Inari Amertron Bhd(a)	7,834,400	4,875,149
Specialty Retail — 1.2%
MR DIY Group M Bhd(b)	9,125,100	3,722,400
Transportation Infrastructure — 1.9%
Malaysia Airports Holdings Bhd	2,530,500	6,034,488
Wireless Telecommunication Services — 5.3%
Axiata Group Bhd	7,596,200	4,003,054
CELCOMDIGI Bhd	9,704,600	7,820,508
Maxis Bhd	6,479,500	5,061,357
		16,884,919
Total Long-Term Investments — 99.8% (Cost: $206,802,330)		317,109,614
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(c)(d)(e)	7,002,299	7,005,801
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(c)(d)	410,000	410,000
Total Short-Term Securities — 2.3% (Cost: $7,416,448)		7,415,801
Total Investments — 102.1% (Cost: $214,218,778)		324,525,415
Liabilities in Excess of Other Assets — (2.1)%		(6,771,649)
Net Assets — 100.0%		$317,753,766

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Malaysia ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,018,508	$—	$(5,015,313)(a)	$3,659	$(1,053)	$7,005,801	7,002,299	$14,498 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	80,000 (a)	—	—	—	410,000	410,000	6,198	—
				$3,659	$(1,053)	$7,415,801		$20,696	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	7	12/20/24	$382	$(333)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$38,579,409	$278,530,205	$—	$317,109,614
Short-Term Securities
Money Market Funds	7,415,801	—	—	7,415,801
	$45,995,210	$278,530,205	$—	$324,525,415

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Malaysia ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(333)	$—	$—	$(333)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.